SCHEDULE OF INVESTMENT IN AN EQUITY SECURITY (Details) - Seamless Group Inc. [Member] - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Investments [Line Items]
Investment in an equity security	$ 100,000	$ 100,000	$ 100,000	[1]
K Hub [Member]
Schedule of Investments [Line Items]
Investment in an equity security		$ 100,000	$ 100,000

[1]	Periods presented have been adjusted. Additional information regarding the adjustment may be found in Note 3 – Restatement of Previously Issued Financial Statements, included elsewhere in the notes to the financial statements.